RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF KEY COMPENSATION AWARDS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three months ended March 31, 2024 and 2023 included:

	For the three months ended March 31,
	2024	2023
Director fees	$152,438	$151,663
Salaries	142,068	102,115
Share-based payments	122,112	263,242
	$416,618	$517,020

SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Other related party transactions

	For the three months ended March 31,
	2024	2023
Management fees paid to a company controlled by CEO and director	$106,250	$100,000
Management fees paid to a company that the CEO holds an economic interest in	60,000	103,629
Management fees paid to a company controlled by the former President and director	40,433	58,398
	$206,683	$262,027